UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income and Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/13 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2013

Shares		Value
COMMON STOCKS (64.1%)
	CONSUMER DISCRETIONARY (6.6%)
25,300	Brinker International, Inc.	$1,025,409
40,000	Comcast Corp. Class A	1,734,800
30,200	DIRECTV *	1,804,450
12,700	Genuine Parts Co.	1,027,303
13,600	Home Depot, Inc.	1,031,560
30,000	Las Vegas Sands Corp.	1,992,600
39,000	Lowe’s Cos., Inc.	1,856,790
28,300	McDonald’s Corp.	2,722,743
97,600	Staples, Inc.	1,429,840
25,400	Target Corp.	1,625,092
12,700	Time Warner Cable, Inc. (1)	1,417,320
32,200	TJX Companies, Inc. (The)	1,815,758
24,400	Walt Disney Co. (The)	1,573,556
		21,057,221
	CONSUMER STAPLES (6.8%)
31,200	Coca-Cola Co. (The)	1,181,856
29,200	ConAgra Foods, Inc.	885,928
28,400	CVS Caremark Corp.	1,611,700
35,400	Dr. Pepper Snapple Group, Inc.	1,586,628
42,900	General Mills, Inc.	2,055,768
17,600	Ingredion, Inc.	1,164,592
42,900	Kroger Co. (The)	1,730,586
26,300	PepsiCo, Inc.	2,090,850
39,000	Procter & Gamble Co. (The)	2,948,010
65,158	Safeway, Inc.	2,084,404
27,300	Wal-Mart Stores, Inc.	2,019,108
39,000	Walgreen Co.	2,098,200
		21,457,630
	ENERGY (6.8%)
38,000	Boardwalk Pipeline Partners L.P.	1,154,060
21,500	Chevron Corp.	2,612,250
27,300	ConocoPhillips	1,897,623
32,200	Diamond Offshore Drilling, Inc.
	(2)	2,006,704
29,455	Ensco PLC Class A	1,583,206
21,000	Enterprise Products Partners L.P.	1,281,840
33,000	Exxon Mobil Corp.	2,839,320
16,100	Hess Corp.	1,245,174
25,600	Royal Dutch Shell PLC ADR (2)	1,762,560
31,200	Schlumberger Ltd.	2,756,832
20,500	Total S.A. ADR	1,187,360
24,400	TransCanada Corp. (2)	1,072,136
		21,399,065
	FINANCIALS (11.2%)
12,700	Ameriprise Financial, Inc.	1,156,716
27,300	Bank of Montreal	1,824,186
6,800	BlackRock, Inc.	1,840,216
23,000	Canadian Imperial Bank of
	Commerce	1,834,020
24,400	Capital One Financial Corp.	1,677,256
120,000	Charles Schwab Corp. (The)	2,536,800
31,000	Digital Realty Trust, Inc. (2)	1,646,100
56,500	Discover Financial Services	2,855,510
53,760	Hartford Financial Services Group,
	Inc.	1,673,011

Shares		Value
21,400	Health Care REIT, Inc.	$1,334,932
55,600	JPMorgan Chase & Co.	2,873,964
19,500	M&T Bank Corp.	2,182,440
9,072	MetLife, Inc.	425,931
16,600	PartnerRe Ltd.	1,519,564
114,000	People’s United Financial, Inc.	1,639,320
29,200	Prudential Financial, Inc.	2,277,016
33,100	State Street Corp.	2,176,325
71,200	U.S. Bancorp	2,604,496
31,200	Wells Fargo & Co.	1,289,184
		35,366,987
	HEALTH CARE (8.1%)
12,700	Actavis, Inc. *	1,828,800
12,000	Allergan, Inc.	1,085,400
12,700	Amgen, Inc.	1,421,638
11,700	Becton, Dickinson & Co.	1,170,234
22,400	Bristol-Myers Squibb Co.	1,036,672
19,500	Eli Lilly & Co.	981,435
41,000	Gilead Sciences, Inc. *	2,576,440
36,100	Johnson & Johnson	3,129,509
47,800	Merck & Co., Inc.	2,275,758
15,600	Novartis AG ADR	1,196,676
93,388	Pfizer, Inc.	2,681,170
30,200	Sanofi-Aventis ADR	1,529,026
52,737	Teva Pharmaceutical Industries
	Ltd. ADR	1,992,404
11,700	Thermo Fisher Scientific, Inc.	1,078,155
20,000	UnitedHealth Group, Inc.	1,432,200
8,128	Zoetis, Inc.	252,943
		25,668,460
	INDUSTRIALS (8.4%)
36,100	ADT Corp. (The)	1,467,826
10,700	Canadian National Railway Co.	1,084,659
35,000	Chicago Bridge & Iron Co. N.V.	2,371,950
23,400	Cintas Corp.	1,198,080
17,500	Emerson Electric Co.	1,132,250
29,415	Expeditors International of
	Washington, Inc.	1,296,025
16,200	FedEx Corp.	1,848,582
12,600	General Dynamics Corp.	1,102,752
17,500	Illinois Tool Works, Inc.	1,334,725
10,700	Lockheed Martin Corp.	1,364,785
13,600	MSC Industrial Direct Co., Inc.
	Class A	1,106,360
12,600	Northrop Grumman Corp.	1,200,276
38,900	Raytheon Co.	2,998,023
45,700	Republic Services, Inc.	1,524,552
25,300	Tyco International Ltd.	884,994
12,700	Union Pacific Corp.	1,972,818
25,300	United Technologies Corp.	2,727,846
		26,616,503
	INFORMATION TECHNOLOGY (10.8%)
30,200	Accenture PLC Class A	2,223,928
20,400	Adobe Systems, Inc. *	1,059,576
3,000	Apple, Inc.	1,430,250
24,400	Automatic Data Processing, Inc.	1,766,072
40,900	Avago Technologies Ltd.	1,763,608

1

Value Line Income and Growth Fund, Inc.

September 30, 2013

Shares		Value
13,900	Cognizant Technology Solutions
	Corp. Class A *	$1,141,468
32,300	eBay, Inc. *	1,802,017
93,442	EMC Corp.	2,388,377
3,900	Google, Inc. Class A *	3,416,049
—	GT Advanced Technologies, Inc. *
	(3)	3
32,200	Harris Corp.	1,909,460
129,000	Intel Corp.	2,956,680
14,000	International Business Machines
	Corp.	2,592,520
84,800	Microsoft Corp.	2,824,688
57,500	Oracle Corp.	1,907,275
26,300	QUALCOMM, Inc.	1,771,568
30,000	SAP AG ADR (2)	2,217,600
21,400	TE Connectivity Ltd.	1,108,092
		34,279,231
	MATERIALS (1.5%)
15,600	BHP Billiton Ltd. ADR (2)	1,037,400
28,000	E.I. du Pont de Nemours & Co.	1,639,680
39,000	Newmont Mining Corp.	1,095,900
15,600	Rockwood Holdings, Inc.	1,043,640
		4,816,620
	TELECOMMUNICATION SERVICES (1.8%)
78,000	AT&T, Inc.	2,637,960
38,000	BCE, Inc.	1,622,600
34,100	Verizon Communications, Inc.	1,591,106
		5,851,666
	UTILITIES (2.1%)
22,900	AGL Resources, Inc.	1,054,087
25,400	American Electric Power
	Company, Inc.	1,101,090
38,000	American States Water Co.	1,047,280
20,456	CMS Energy Corp.	538,402
12,700	Sempra Energy	1,087,120
26,300	Wisconsin Energy Corp.	1,061,994
33,100	Xcel Energy, Inc.	913,891
		6,803,864
	TOTAL COMMON STOCKS
	(Cost $143,648,796) (64.1%)	203,317,247

PREFERRED STOCKS (0.0%)

	FINANCIALS (0.0%)
5,000	MetLife, Inc. Series B, 6.50% (2)	124,450
	TOTAL PREFERRED STOCKS
	(Cost $125,000) (0.0%)	124,450

CONVERTIBLE PREFERRED STOCKS (0.9%)

	CONSUMER DISCRETIONARY (0.1%)
4,000	General Motors Co., Convertible
	Fixed, Series B, 4.75%	200,600
	CONSUMER STAPLES (0.2%)
4,000	Bunge Ltd., 4.88%	421,160

Shares		Value
2,500	Post Holdings, Inc., 3.75% (4)	$255,675
		676,835
	FINANCIALS (0.6%)
6,000	AMG Capital Trust II, Convertible
	Fixed, 5.15%	348,375
250	Huntington Bancshares, Inc.,
	Series A, 8.50%	310,000
1,000	KeyCorp, Series A, 7.75%	124,930
16,000	MetLife, Inc., 5.00%	458,560
250	Wells Fargo & Co. Series L, 7.50%	284,377
2,000	Weyerhaeuser Co. Series A, 6.38%	105,960
6,000	Wintrust Financial Corp., 7.50%	333,600
		1,965,802
	HEALTH CARE (0.0%)
1,800	National Healthcare Corp. Series
	A, 0.80%	26,145
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $2,313,560) (0.9%)	2,869,382

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (7.6%)

$1,000,000	U.S. Treasury Bonds, 5.25%, 2/15/29	$1,250,156
1,350,000	U.S. Treasury Bonds, 3.13%, 11/15/41	1,217,321
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	207,226
500,000	U.S. Treasury Notes, 0.13%, 12/31/13	500,097
1,450,000	U.S. Treasury Notes, 0.50%, 10/15/14	1,455,551
1,250,000	U.S. Treasury Notes, 0.38%, 11/15/14	1,253,174
1,000,000	U.S. Treasury Notes, 0.38%, 4/15/15	1,002,148
2,650,000	U.S. Treasury Notes, 1.00%, 9/30/16	2,677,327
2,000,000	U.S. Treasury Notes, 1.00%, 10/31/16	2,018,594
1,000,000	U.S. Treasury Notes, 0.88%, 11/30/16	1,004,453
300,000	U.S. Treasury Notes, 0.63%, 5/31/17	296,625
1,250,000	U.S. Treasury Notes, 0.75%, 12/31/17	1,228,809
500,000	U.S. Treasury Notes, 0.75%, 3/31/18	489,375
1,800,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,798,734
2,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	1,993,750
600,000	U.S. Treasury Notes, 1.38%, 2/28/19	595,313
2,550,000	U.S. Treasury Notes, 3.63%, 2/15/20	2,832,892
1,000,000	U.S. Treasury Notes, 2.13%, 8/15/21	991,875
1,000,000	U.S. Treasury Notes, 2.00%, 11/15/21	977,500
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	142,863
	TOTAL U.S. TREASURY
	OBLIGATIONS
	(Cost $23,728,703) (7.6%)	23,933,783

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)

500,000	Federal Home Loan Mortgage Corp.
	Multifamily Structured Pass Through
	Certificates, Series K710, Class A2,
	1.88%, 5/25/19	492,015
247,493	Government National Mortgage
	Association, Series 2013-12 Class AB,
	1.83%, 11/16/52	241,223

2

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$250,000	Government National Mortgage
	Association, Series 2013-12, Class B,
	2.45%, 11/16/52 (5)	$235,040
500,000	UBS-Barclays Commercial Mortgage
	Trust, Series 2012-C4, Class A5,
	2.85%, 12/10/45	466,585
	TOTAL COMMERCIAL
	MORTGAGE-BACKED
	SECURITIES
	(Cost $1,535,544) (0.5%)	1,434,863

CORPORATE BONDS & NOTES (6.2%)

	BASIC MATERIALS (0.3%)
375,000	PPG Industries, Inc., Senior Unsecured
	Notes, 3.60%, 11/15/20	380,473
560,000	Southern Copper Corp., Senior Unsecured
	Notes, 6.38%, 7/27/15	606,362
		986,835
	COMMUNICATIONS (0.5%)
250,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., Guaranteed Notes,
	3.80%, 3/15/22	233,337
250,000	Harris Corp., Senior Unsecured Notes,
	4.40%, 12/15/20	259,084
200,000	Motorola Solutions, Inc., Senior
	Unsecured Notes, 6.00%, 11/15/17	228,144
500,000	Time Warner Cable, Inc., Guaranteed
	Notes, 5.85%, 5/1/17	543,744
150,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 1.25%, 11/3/14	150,881
333,000	Viacom, Inc., Senior Unsecured Notes,
	4.38%, 9/15/14	343,745
		1,758,935
	CONSUMER, CYCLICAL (0.8%)
275,000	D.R. Horton, Inc., Guaranteed Notes,
	6.50%, 4/15/16	299,750
250,000	Home Depot, Inc. (The), Senior
	Unsecured Notes, 3.95%, 9/15/20	269,067
500,000	Lowe’s Cos., Inc., Senior Unsecured
	Notes, 2.13%, 4/15/16	515,003
500,000	Nordstrom, Inc., Senior Unsecured Notes,
	4.75%, 5/1/20	550,702
100,000	Toll Brothers Finance Corp., Guaranteed
	Notes, 4.38%, 4/15/23 (2)	91,750
250,000	Wyndham Worldwide Corp., Senior
	Unsecured Notes, 3.90%, 3/1/23	237,347
500,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22 (2)	502,500
		2,466,119

Principal Amount		Value
	CONSUMER, NON-CYCLICAL (0.5%)
$250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18	$249,885
250,000	Cigna Corp., Senior Unsecured Notes,
	2.75%, 11/15/16	259,681
150,000	Constellation Brands, Inc., Guaranteed
	Notes, 3.75%, 5/1/21	138,563
250,000	Hawk Acquisition Sub, Inc., Secured
	Notes, 4.25%, 10/15/20 (4)	238,438
500,000	Humana, Inc., Senior Notes, 6.45%,
	6/1/16	561,887
		1,448,454
	ENERGY (0.5%)
500,000	Devon Energy Corp., Senior Unsecured
	Notes, 2.40%, 7/15/16	514,896
500,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 4.85%, 8/15/42	468,863
250,000	Marathon Oil Corp., Senior Unsecured
	Notes, 2.80%, 11/1/22	232,465
500,000	Williams Partners L.P., Senior Unsecured
	Notes, 4.13%, 11/15/20	506,070
		1,722,294
	FINANCIAL (2.3%)
250,000	American International Group, Inc.,
	Senior Unsecured Notes, 4.88%, 6/1/22	268,190
250,000	Bank of America Corp. MTN, Senior
	Unsecured Notes, 3.30%, 1/11/23	234,190
250,000	Bank of Montreal MTN, Senior
	Unsecured Notes, 2.50%, 1/11/17	257,873
250,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21 (2)	259,891
250,000	Boston Properties L.P., Senior Unsecured
	Notes, 3.13%, 9/1/23	229,015
250,000	Capital One NA/Mclean, Senior Notes,
	1.50%, 3/22/18	242,697
250,000	Credit Agricole S.A., Senior Unsecured
	Notes, 2.13%, 4/17/18 (4)	247,488
500,000	Fifth Third Bank, Senior Unsecured
	Notes, 1.45%, 2/28/18	485,980
500,000	Ford Motor Credit Co. LLC, Senior
	Unsecured Notes, 2.38%, 1/16/18	496,066
250,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 1.01%,
	8/11/15 (5)	251,171
300,000	General Motors Financial Co., Inc.,
	Senior Unsecured Notes, 3.25%,
	5/15/18 (4)	291,750
500,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 1/24/22	554,321
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 4.50%, 1/24/22	521,551
500,000	Morgan Stanley, Senior Unsecured Notes,
	4.75%, 3/22/17	539,860
350,000	PNC Funding Corp., Guaranteed Notes,
	3.30%, 3/8/22	341,988

3

Value Line Income and Growth Fund, Inc.

September 30, 2013

Principal Amount		Value
$1,000,000	ProLogis, Senior Unsecured Notes,
	6.25%, 3/15/17	$1,134,915
250,000	State Street Corp., Senior Unsecured
	Notes, 1.35%, 5/15/18	243,736
168,000	Wachovia Bank NA, Subordinated Notes,
	4.80%, 11/1/14	175,597
500,000	Wells Fargo & Co. MTN, Senior
	Unsecured Notes, 3.50%, 3/8/22	500,454
		7,276,733
	INDUSTRIAL (0.7%)
250,000	Danaher Corp., Senior Unsecured Notes,
	3.90%, 6/23/21	265,696
500,000	General Electric Co., Senior Unsecured
	Notes, 4.13%, 10/9/42	459,020
254,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16	280,988
250,000	Ryder System, Inc. MTN, Senior
	Unsecured Notes, 3.50%, 6/1/17	261,460
314,000	Thermo Fisher Scientific, Inc., Senior
	Unsecured Notes, 3.20%, 3/1/16	327,094
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 4.00%, 2/1/21	530,046
		2,124,304
	UTILITIES (0.6%)
250,000	Alabama Power Co., Senior Unsecured
	Notes, 3.85%, 12/1/42	216,729
250,000	Carolina Power & Light Co., 2.80%,
	5/15/22	240,373
500,000	Dominion Resources, Inc., Senior
	Unsecured Notes, 2.25%, 9/1/15	513,484
250,000	Florida Power & Light Co., 4.05%, 6/1/42	231,140
500,000	Sempra Energy, Senior Unsecured Notes,
	2.00%, 3/15/14	503,158
250,000	South Carolina Electric & Gas Co.,
	4.35%, 2/1/42	232,592
		1,937,476
	TOTAL CORPORATE BONDS &
	NOTES
	(Cost $19,755,286) (6.2%)	19,721,150

CONVERTIBLE CORPORATE BONDS & NOTES (4.0%)

	BASIC MATERIALS (0.2%)
100,000	Allegheny Technologies, Inc.,
	Convertible Fixed, 4.25%, 6/1/14	103,750
100,000	ArcelorMittal, Senior Notes,
	5.00%, 5/15/14 (2)	101,813
350,000	Steel Dynamics, Inc., Guaranteed
	Notes, 5.13%, 6/15/14	381,937
		587,500
	COMMUNICATIONS (0.2%)
300,000	Equinix, Inc., Convertible Fixed,
	4.75%, 6/15/16	674,250
100,000	VeriSign, Inc., Junior Subordinated
	Debentures, 3.25%, 8/15/37 (4)	156,500
		830,750

Principal Amount		Value
	CONSUMER, CYCLICAL (0.3%)
$150,000	Home Inns & Hotels Management,
	Inc., Senior Notes, 2.00%,
	12/15/15 (4)	$141,656
200,000	International Game Technology,
	Senior Unsecured Notes, 3.25%,
	5/1/14	221,250
200,000	MGM Resorts International,
	Guaranteed Senior Notes, 4.25%,
	4/15/15	254,625
300,000	Navistar International Corp.,
	Senior Subordinated Notes,
	3.00%, 10/15/14	303,938
		921,469
	CONSUMER, NON-CYCLICAL (0.8%)
1,000,000	Alere, Inc., Convertible Fixed,
	3.00%, 5/15/16	1,054,375
350,000	Avis Budget Group, Inc.,
	Convertible Fixed, 3.50%,
	10/1/14	636,781
100,000	Gilead Sciences, Inc., Convertible
	Fixed, Series D, 1.63%, 5/1/16	276,875
300,000	Insulet Corp., Senior Unsecured
	Notes, 3.75%, 6/15/16	433,875
123,000	Salix Pharmaceuticals Ltd., Senior
	Unsecured Notes, 2.75%, 5/15/15	187,960
		2,589,866
	ENERGY (0.4%)
250,000	Goodrich Petroleum Corp., Senior
	Unsecured Notes, 5.00%, 10/1/29	268,906
250,000	Hornbeck Offshore Services, Inc.,
	Guaranteed Notes, 1.63%,
	11/15/26 (6)	296,000
800,000	Peabody Energy Corp., Junior
	Subordinate Debentures, 4.75%,
	12/15/41 (2)	642,000
		1,206,906
	FINANCIAL (0.4%)
150,000	Digital Realty Trust L.P.,
	Guaranteed Notes, 5.50%,
	4/15/29 (4)	205,312
300,000	Fidelity National Financial, Inc.
	4.25%, 8/15/18	424,875
100,000	ProLogis, Guaranteed Notes,
	3.25%, 3/15/15	113,188
200,000	SL Green Operating Partnership
	L.P., Convertible Fixed, 3.00%,
	10/15/17 (4)	241,875
200,000	Tower Group, Inc., Senior Notes
	Convertible, 5.00%, 9/15/14	168,250
		1,153,500
	INDUSTRIAL (0.5%)
100,000	AGCO Corp., Senior Subordinated
	Notes, 1.25%, 12/15/36	148,563
150,000	Alliant Techsystems, Inc.,
	Guaranteed Notes, 3.00%,
	8/15/24	196,406

4

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal
Amount		Value
$250,000	Bristow Group, Inc., Guaranteed
	Notes, 3.00%, 6/15/38	$306,563
200,000	EnerSys, Senior Notes, 3.38%,
	6/1/38 (6)	309,375
150,000	MasTec, Inc., Convertible Fixed,
	4.00%, 6/15/14	290,906
300,000	Trinity Industries, Inc.,
	Subordinated Notes Convertible,
	3.88%, 6/1/36	363,937
		1,615,750
	TECHNOLOGY (1.2%)
350,000	CACI International, Inc., Senior
	Subordinate Debenture, 2.13%,
	5/1/14	446,250
350,000	CSG Systems International, Inc.,
	Senior Subordinate Debenture,
	3.00%, 3/1/17 (4)	424,156
150,000	Intel Corp., Junior Subordinated
	Notes, 3.25%, 8/1/39	185,719
200,000	Lam Research Corp., Senior
	Unsecured Notes, 1.25%,
	5/15/18 (2)	240,625
350,000	ON Semiconductor Corp., Senior
	Subordinated Notes, 2.63%,
	12/15/26	351,750
150,000	SanDisk Corp., Senior Unsecured
	Notes, 1.50%, 8/15/17	198,375
200,000	Xilinx, Inc., Senior Notes, 2.63%,
	6/15/17	324,500
1,000,000	Xilinx, Inc., Subordinated
	Debentures, 3.13%, 3/15/37	1,617,500
		3,788,875
	TOTAL CONVERTIBLE
	CORPORATE BONDS &
	NOTES
	(Cost $10,205,339) (4.0%)	12,694,616

FOREIGN GOVERNMENT OBLIGATIONS (0.1%)

250,000	International Bank for Reconstruction &
	Development, Senior Unsecured Notes,
	0.50%, 4/15/16	249,111
	TOTAL FOREIGN
	GOVERNMENT
	OBLIGATIONS
	(Cost $249,836) (0.1%)	249,111

LONG-TERM MUNICIPAL SECURITIES (0.3%)

	CALIFORNIA (0.1%)
250,000	San Francisco Bay Area Rapid Transit
	District, Revenue Bonds, Series B,
	4.09%, 7/1/32	231,612

Principal
Amount		Value
	NEW YORK (0.0%)
$185,000	Metropolitan Transportation Authority,
	Build America Bonds, Revenue Bonds,
	Ser. C-1, 5.12%, 11/15/19	$205,169
	PUERTO RICO (0.1%)
250,000	Government Development Bank for
	Puerto Rico, Revenue Bonds, Senior
	Notes, Ser. B, 4.70%, 5/1/16	207,710
	TEXAS (0.1%)
250,000	Tarrant County Cultural Education
	Facilities Finance Corp., Revenue
	Bonds, Baylor Health Care System
	Project, Series C, 4.45%, 11/15/43	217,218

	TOTAL LONG-TERM
	MUNICIPAL SECURITIES
	(Cost $970,438) (0.3%)	861,709
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.0%)
500,000	Federal Home Loan Bank, 1.13%, 3/10/17	502,265
250,000	Federal Home Loan Bank, 3.13%, 12/8/17	268,086
175,000	Federal Home Loan Bank, 2.75%, 6/8/18	184,364
250,000	Federal Home Loan Bank, 1.63%, 2/27/19	248,907
415,000	Federal Home Loan Bank, 4.13%,
	12/13/19	462,875
1,000,000	Federal Home Loan Bank, 3.25%, 6/9/23	1,011,542
477,640	Federal Home Loan Mortgage
	Corporation, 2.00%, 1/15/33	463,371
132,948	Federal Home Loan Mortgage
	Corporation Gold PC Pool #A46044,
	5.00%, 7/1/35	143,439
151,292	Federal Home Loan Mortgage
	Corporation Pool #A84814, 4.50%,
	3/1/39	160,712
890,087	Federal Home Loan Mortgage
	Corporation Pool #A86830, 4.50%,
	6/1/39	946,347
114,766	Federal Home Loan Mortgage
	Corporation Pool #A96997, 4.50%,
	2/1/41	122,270
391,927	Federal Home Loan Mortgage
	Corporation Pool #A97264, 4.00%,
	2/1/41	409,834
406,326	Federal Home Loan Mortgage
	Corporation Pool #C09027, 3.00%,
	2/1/43	395,836
75,264	Federal Home Loan Mortgage
	Corporation Pool #G08521, 3.00%,
	1/1/43	73,321
1,126,158	Federal Home Loan Mortgage
	Corporation Pool #J13314, 3.50%,
	10/1/25	1,186,105
902,886	Federal Home Loan Mortgage
	Corporation Pool #Q04096, 4.00%,
	10/1/41	944,130

5

Value Line Income and Growth Fund, Inc.

September 30, 2013

Principal
Amount		Value
$1,248,287	Federal Home Loan Mortgage
	Corporation Pool #Q06884, 3.50%,
	3/1/42	$1,267,985
112,665	Federal Home Loan Mortgage
	Corporation Pool #Q11077, 3.50%,
	9/1/42	114,442
600,670	Federal Home Loan Mortgage
	Corporation, Gold PC Pool #A47613,
	5.00%, 11/1/35	648,409
379,788	Federal Home Loan Mortgage
	Corporation, Gold PC Pool #J17969,
	3.00%, 2/1/27	392,840
500,000	Federal National Mortgage Association,
	2.00%, 9/21/15	515,667
500,000	Federal National Mortgage Association,
	0.38%, 12/21/15	498,678
1,000,000	Federal National Mortgage Association,
	0.88%, 5/21/18	971,545
477,538	Federal National Mortgage Association
	Pool #745275, 5.00%, 2/1/36	517,717
52,951	Federal National Mortgage Association
	Pool #832199, 4.50%, 7/1/35	56,498
81,809	Federal National Mortgage Association
	Pool #973333, 4.50%, 2/1/38	87,229
292,299	Federal National Mortgage Association
	Pool #AA0466, 4.50%, 2/1/39	311,771
985,808	Federal National Mortgage Association
	Pool #AB1796, 3.50%, 11/1/40	1,004,261
269,607	Federal National Mortgage Association
	Pool #AB2660, 3.50%, 5/1/21	286,068
722,722	Federal National Mortgage Association
	Pool #AB3900, 3.00%, 11/1/26	748,949
26,277	Federal National Mortgage Association
	Pool #AB3943, 4.00%, 11/1/41	27,580
451,847	Federal National Mortgage Association
	Pool #AB5231, 2.50%, 5/1/27	455,057
276,583	Federal National Mortgage Association
	Pool #AC5822, 4.50%, 5/1/40	294,954
443,825	Federal National Mortgage Association
	Pool #AD7128, 4.50%, 7/1/40	474,121
281,624	Federal National Mortgage Association
	Pool #AD8529, 4.50%, 8/1/40	300,983
565,263	Federal National Mortgage Association
	Pool #AE3040, 4.00%, 9/1/40	593,259
927,524	Federal National Mortgage Association
	Pool #AE9759, 4.00%, 12/1/40	973,518
609,747	Federal National Mortgage Association
	Pool #AH8932, 4.50%, 4/1/41	652,102
31,938	Federal National Mortgage Association
	Pool #AK6513, 4.00%, 3/1/42	33,518
673,994	Federal National Mortgage Association
	Pool #AL0160, 4.50%, 5/1/41	722,365
438,087	Federal National Mortgage Association
	Pool #AQ1853, 3.00%, 11/1/42	428,353
800,000	Federal National Mortgage Association
	Pool #AT8849, 4.00%, 6/1/43	839,820
61,343	Federal National Mortgage Association
	Pool #MA0406, 4.50%, 5/1/30	66,439
238,870	Federal National Mortgage Association
	Pool #MA0577, 3.50%, 11/1/20	253,454

Principal
Amount		Value
$482,200	Federal National Mortgage Association
	REMIC Trust Series 2013-18 Class AE,
	2.00%, 3/25/28	$461,649
331,763	Federal National Mortgage Association
	REMIC Trust Series 2013-41 Class
	WD, 2.00%, 11/25/42	322,075
750,000	Federal National Mortgage Association
	TBA, 4.00%, 10/1/43	786,680
500,000	Federal National Mortgage Association
	TBA, 4.50%, 10/1/43	533,984
126,677	Government National Mortgage
	Association I Pool #539285, 3.00%,
	5/15/42	125,101
654,660	Government National Mortgage
	Association I Pool #553450, 3.00%,
	1/15/42	646,515
177,072	Government National Mortgage
	Association I Pool #744842, 3.00%,
	5/15/42	174,869
1,186,117	Government National Mortgage
	Association I Pool #AA0448, 3.50%,
	5/15/42	1,221,451
	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $25,706,051) (8.0%)	25,333,310

SHORT-TERM INVESTMENTS (12.4%)

	REPURCHASE AGREEMENTS (8.6%)
27,300,000	With Morgan Stanley, 0.02%,
	dated 09/30/13, due 10/01/13,
	delivery value $27,300,015
	(collateralized by $27,725,000
	U.S. Treasury Notes 1.000% due
	03/31/17, with a value of
	$27,863,304)	27,300,000
	JOINT REPURCHASE AGREEMENTS
	(INVESTMENTS OF CASH COLLATERAL FOR
	SECURITIES ON LOAN) (3.8%)
4,417,485	Joint Repurchase Agreement with
	Morgan Stanley, 0.05%, dated
	09/30/13, due 10/01/13, delivery
	value $4,417,491 (collateralized
	by $4,505,835 U.S. Treasury
	STRIPS Zero Coupon Notes due
	11/15/15 - 08/15/23, U.S.
	Treasury Notes 0.250% - 1.250%
	due 09/15/15 - 09/30/15, and
	U.S. Treasury Bonds 6.125%
	due 11/15/27, with a value of
	$4,459,666)	4,417,485
4,618,280	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 09/30/13,
	due 10/01/13, delivery value
	$4,618,287 (collateralized by
	$4,710,660 U.S. Treasury
	Inflation Indexed Notes 0.500%
	due 04/15/15, with a value of
	$4,700,104)	4,618,280

6

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal
Amount		Value
$3,011,921	Joint Repurchase Agreement with
	Credit Suisse First Boston,
	0.05%, dated 09/30/13, due
	10/01/13, delivery value
	$3,011,926 (collateralized by
	$3,072,458 U.S. Treasury Notes
	0.250% due 10/15/15, with a
	value of $3,068,929)	$3,011,921
		12,047,686
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $39,347,686) (12.4%)	39,347,686

	TOTAL INVESTMENT
	SECURITIES EXCLUDING
	OPTIONS WRITTEN (104.1%)
	(Cost $267,586,239)	329,887,307

Contracts		Value
CALL OPTIONS WRITTEN (0.0%)

	CONSUMER DISCRETIONARY (0.0%)
30	Time Warner Cable, Inc., expiring
	10/19/13, exercise price $120	(5,250)

	TOTAL CALL OPTIONS
	WRITTEN
	(Premiums Received $5,339)
	(0.0%)	(5,250)

	TOTAL INVESTMENT
	SECURITIES (104.1%)
	(Cost $267,580,900)	$329,882,057

EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (-4.1%)		(12,883,545)

NET ASSETS (7) (100%)		$316,998,512

NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($316,998,512 ÷ 32,871,562 shares outstanding)		$9.64

*	Non-income producing.
(1)	A portion or all of the security was pledged as collateral for call options written.
(2)	A portion or all of the security was held on loan. As of September 30, 2013, the market value of the securities on loan was $11,715,605.
(3)	Total shares owned by the portfolio as of September 30, 2013 were less than one share.
(4)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(5)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(6)	Step Bond - The rate shown is as of September 30, 2013 and will reset at a future date.
(7)
For federal income tax purposes, the aggregate cost was $267,586,239, aggregate gross unrealized appreciation was $64,841,685, aggregate gross unrealized depreciation was $2,540,617 and the net unrealized appreciation was $62,301,068.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$203,317,247	$0	$0	$203,317,247
Preferred Stocks	124,450	0	0	124,450
Convertible Preferred Stocks	1,931,732	937,650	0	2,869,382
U.S. Treasury Obligations	0	23,933,783	0	23,933,783
Commercial Mortgage-Backed Securities	0	1,434,863	0	1,434,863
Corporate Bonds & Notes	0	19,721,150	0	19,721,150
Convertible Corporate Bonds & Notes	0	12,694,616	0	12,694,616
Foreign Government Obligations	0	249,111	0	249,111
Long-Term Municipal Securities	0	861,709	0	861,709
U.S. Government Agency Obligations	0	25,333,310	0	25,333,310
Short-Term Investments	0	39,347,686	0	39,347,686
Total Investments in Securities	$205,373,429	$124,513,878	$0	$329,887,307

Liabilities
Call Options Written	$(5,250)	$0	$0	$(5,250)

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2013